Fair Value Measurements - Summary of Changes in the Fair Values of level 3 Assets Measured on a Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Impairment			$ (0.4)
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Paid-in-kind dividends	$ 0.1	$ 0.1	0.1	$ 0.1
Accretion of original purchase discount	0.0	0.2	0.0	0.2
Net valuation gain (loss) included in other comprehensive earnings (2)	0.1	(0.1)	0.2	(0.1)
Level 3 | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	17.5	21.4	17.8	0.0
Transfers from Level 2			0.0	21.4
Impairment			(0.4)	0.0
Fair Value, end of period	$ 17.7	$ 21.6	$ 17.7	$ 21.6